Total
Invesco Rochester Municipal Opportunities Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek tax-free income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Rochester Municipal Opportunities Fund	Class A		Class C	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Rochester Municipal Opportunities Fund	Class A	Class C	Class Y	Class R5	Class R6
Management Fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.90%	none	none	none
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.05%
Interest	0.58%	0.58%	0.58%	0.58%	0.58%
Total Other Expenses	0.70%	0.70%	0.70%	0.70%	0.63%
Total Annual Fund Operating Expenses	1.30%	1.95%	1.05%	1.05%	0.98%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Rochester Municipal Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	552	820	1,108	1,926
Class C	298	612	1,052	2,107
Class Y	107	334	579	1,283
Class R5	107	334	579	1,283
Class R6	100	312	542	1,201

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Rochester Municipal Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	552	820	1,108	1,926
Class C	198	612	1,052	2,107
Class Y	107	334	579	1,283
Class R5	107	334	579	1,283
Class R6	100	312	542	1,201

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with the 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
The Fund invests in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities. These primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund selects investments without regard to the federal alternative minimum tax (AMT).
Up to 100% of the securities the Fund buys may be high-yield, lower-grade fixed income securities, including those below investment-grade (commonly called “junk bonds”). Under normal market conditions, however, the Fund intends to invest approximately 50% to 70% of its total assets in these types of securities. Below-investment-grade debt securities are those rated below “BBB-” by S&P Global Ratings or “Baa3” by Moody’s or comparable ratings by other nationally recognized statistical rating organizations (or, in the case of unrated securities, determined by the Fund’s Adviser, Invesco Advisers, Inc. (Invesco or the Adviser) to be comparable to securities rated investment grade. The Fund may invest in distressed debt securities and defaulted securities. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. Since the Fund may invest in lower-rated and below-investment-grade securities without limit, the Fund’s investments should be considered speculative.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund does not limit its investments to securities of a particular maturity range, and may hold both short-and long-term securities. However, the Fund currently expects to focus on longer-term securities to seek higher yields. This portfolio strategy is subject to change.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 35% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policy described above.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds and up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state’s interest in the Master Settlement Agreement (MSA).
The Fund can invest without limit in zero coupon securities. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Rochester High Yield Municipal Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C and Class Y shares of the predecessor fund. Class A, Class C and Class Y shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Year-to-date	March 31, 2023	3.82%
Best Quarter	March 31, 2014	7.32%
Worst Quarter	March 31, 2022	-7.75%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Rochester Municipal Opportunities Fund	1 Year	5 Years		10 Years		Inception Date
Class A	(17.79%)	2.91%		3.88%		Oct. 01, 1993
Class C	(15.40%)	3.16%		3.74%		Aug. 29, 1995
Class Y	(13.84%)	4.10%		4.56%		Nov. 29, 2010
Class R5	(13.85%)	4.09%	[1]	4.47%	[1]	May 24, 2019
Class R6	(13.76%)	4.08%	[1]	4.46%	[1]	May 24, 2019
After Taxes on Distributions | Class A	(17.79%)	2.90%		3.87%
After Taxes on Distributions and Sale of Fund Shares | Class A	(8.95%)	3.39%		4.24%
Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)	(11.79%)	2.54%		3.39%
S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)	(12.81%)	2.85%		3.70%
[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.